DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for the Dreyfus Premier State Municipal Bond Fund--Maryland Series for the six-month reporting period ended October 31, 1998, as shown in the following table:

                                                                                                        ANNUALIZED

                                                                        TOTAL RETURN*               DISTRIBUTION RATE**
                                                                         ___________                  _______________
        Class A shares . . . . . . . . . . . . . . . . . . . .              4.12%                           4.77%

        Class B shares . . . . . . . . . . . . . . . . . . . .              3.84%                           4.46%

        Class C shares . . . . . . . . . . . . . . . . . . . .              3.71%                           4.21%

ECONOMY REVIEW

   In the face of soaring consumer confidence and strong first-quarter economic growth, the Federal Reserve Board (the "Fed") earlier this year refrained from increasing interest rates, partially to avoid further roiling international financial markets. In addition, the Fed evidently felt then that the economic slowdown overseas might curtail the U.S. economy to some degree, which would alleviate the need for monetary restraint. The Fed's expectations have proven to be true, and its judgment accurate. The U.S. balance of trade has worsened and there have been increasing signs of a slowdown in export-related industries. On September 29, concerns about a weakening U.S. economy caused the Federal Open Market Committee (the F.O.M.C. is the policy-making arm of the Fed) to pare the Federal Funds target rate by 25 basis points, the first reduction since January 1996. (The Federal Funds rate is the rate of interest that banks charge each other for overnight loans.) At that point, Fed Chairman Alan Greenspan described the economic outlook for the United States as having "weakened measurably." Two weeks later, on October 15, the F.O.M.C. again reduced the target rate by an additional 25 basis points, putting the Federal Funds rate at 5.0%.

  Despite the concerns of the Fed regarding an economic slowdown, aggregate economic statistics showed a growing and resilient economy during the reporting period. Low unemployment and negligible inflation, combined with car makers rebuilding inventory after a long strike and rising consumer incomes, resulted in solid economic growth (3.3% ) for the third quarter of this year. While a significant portion of this gain was due to inventory replenishment after the automobile strike, the overall results were still an improvement over second-quarter economic growth of 1.8%. Inflation as measured by the Consumer Price Index remained at levels not witnessed since 1963.

  The Fed' s responsibility is to enact monetary policy that is anticipatory of future economic conditions. The U.S. trade deficit has continued to widen because of the global economic slide. Slumping exports have weakened manufacturing activity since midyear, and there is concern that this slackness could become more pronounced and widen into other sectors of the economy. While the increase in imports also restrains domestic production, it has helped contain inflation as well, since domestic producers are reluctant to raise prices. This provides additional flexibility for the Fed to lower interest rates still further. So far, economic problems overseas have not caused any measurable reaction in the U.S. labor market. Only the growth rate in new jobs has eased from its torrid pace earlier in the year. The unemployment rate has remained near 30-year lows and worker inflation-adjusted take-home pay has been rising. The condition of the labor market is a key determinant of consumer confidence which, of course, relates directly to consumer spending, a force that accounts for two thirds of all economic activity. Business spending has shown signs of weakness, so the role of the consumer will be of even greater importance in the future. It is significant that measures of consumer confidence have receded from earlier record high levels, largely because of concerns about the volatility of financial markets.

MARKET ENVIRONMENT

The supply of new issues in Maryland has been rather low and sporadic over the last six months. The Fund has not been able to make many purchases of new-issue debt at attractive levels because of this light supply. Demand has continued to remain strong over the last six months while supply is not expected to increase until early December. The Fund intends to take advantage of this heavy supply by purchasing the new issues when they are sold.

  Municipals  are still considered to be a very good investment when compared to
U. S. Treasury bonds. A twenty-year insured AAA rated tax-exempt municipal bond currently yields over 95% of the taxable thirty-year U. S. Treasury bond. Over the last year, municipals have averaged 89% of Treasuries.

PORTFOLIO OVERVIEW

  In general, the Fund has wanted to maintain an aggressive investment posture by purchasing discounted securities, but has had only limited success executing this strategy due to a low supply of new issues. The supply of Maryland new issues is expected to dramatically increase in early December. The Fund intends to take advantage of this new supply by purchasing these issues in the primary market. Because demand has outstripped supply over the last few months, the Fund has slowly sold modest discounts that had achieved our price objectives and were yielding a low return. Certain types of investors tend to favor this type of
bond,   so   the   Fund  can  frequently  take  advantage  of  this  situation.

The Fund was able to purchase some modest premiums at attractive yields in the secondary market. Our intention is to hold these investments until we are able to purchase discounts in the primary market. After the discounts have been purchased the Fund will selectively sell modest premiums which have achieved our
performance    goals.

  Lower rated issues have remained fairly expensive when compared to insured securities. The Fund continues to take advantage of this tight spread relationship by favoring higher rated securities, which are more liquid. This strategy will continue to give the Fund more flexibility to react to a weak
market,    which    can    experience    liquidity    constraints.

The Fund's Class A shares had a six-month total return as of October 31, 1998, of 4.12% ,* compared to the benchmark Lipper Maryland Municipal Bond average of 4.55%. Because the Fund was unable to purchase a significant amount of discounts over the last six months while interest rates were falling, it was not able to take full advantage of an improving market that occurred through September. The Fund is anticipating a strong supply of Maryland issues in December and is positioning the Fund to take advantage of this opportunity in late 1998.

  Included in the report is a series of detailed statements about your Fund's holdings and its financial condition. We hope you find them informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

               Very truly yours,


               [Richard J. Moynihan signature logo]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

November 16, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. Income may be subject to state and local income taxes for non-Maryland residents.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized) , divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                         OCTOBER 31, 1998 (UNAUDITED)

                                                                                                  Principal

Municipal Bonds--97.7%                                                                             Amount             Value
-------------------------------------------------------                                        _____________      _____________
MARYLAND--86.9%

Baltimore:

   7%, 10/15/2007 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,500,000     $    1,822,740

   7.15%, 10/15/2008   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,275,000          1,563,787

   (Tindeco Wharf Project) 6.60%, 12/20/2024 (Collateralized; GNMA)  . . . . . . . . . .           4,250,000          4,557,147

   Port Facilities Revenue (Consolidated Coal Sales) 6.50%, 12/1/2010  . . . . . . . . .           9,740,000         10,799,030

Baltimore City Housing Corp., MFHR, Refunding

   7.25%, 7/1/2023 (Collateralized; FNMA)  . . . . . . . . . . . . . . . . . . . . . . .           3,150,000          3,252,879

Baltimore County:

  Mortgage Revenue, Refunding:

       Zero coupon, 9/1/2024   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,280,000            554,222

       (Burnam Woods) 5.20%, 9/1/2018 (Insured; FHA)   . . . . . . . . . . . . . . . . .           1,000,000          1,018,180

   Nursing Facility Mortgage Revenue (Eastpoint Rehabilitation & Nursing Centers):

       6.75%, 4/1/2015   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000          1,014,710

       6.75%, 4/1/2028   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,500,000          1,508,475

   PCR, Refunding (Bethlehem Steel Corp. Project):

       7.50%, 6/1/2015   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,785,000          6,339,492

       7.55%, 6/1/2017   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,690,000          2,950,123

Frederick County, Retirement Community Revenue, (Buckinghams Choice, Inc.
Facility):

   5.90%, 1/1/2017   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000          1,022,150

   6%, 1/1/2024  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             750,000            769,440

Gaithersburg, Hospital Facilities Improvement Revenue, Refunding (Shady Grove)

   6.50%, 9/1/2012 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,000,000         12,129,300

Howard County, COP 8.15%, 2/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . .             605,000            860,492

Maryland Community Development Administration,

  Department of Housing and Community Development:

    Housing Revenue:

          5.65%, 7/1/2039  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,405,000          5,592,878

          5.75%, 7/1/2039 (Collateralized; GNMA)   . . . . . . . . . . . . . . . . . . .           1,220,000          1,272,289

       Multi-Family Development (Auburn Manor Project)

          5.30%, 10/1/2028   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000          1,016,760

       MFHR:

          6.50%, 5/15/2013   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000          3,229,950

          7.30%, 5/15/2023   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,205,000          2,337,917

          6.85%, 5/15/2033   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,000,000          5,326,850

          6.70%, 5/15/2036 (Insured; FHA)  . . . . . . . . . . . . . . . . . . . . . . .           7,710,000          8,422,867

       Single Family Program:

          7.40%, 4/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000          1,028,000

          6.95%, 4/1/2011  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,330,000          5,676,770

          7.70%, 4/1/2015  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,195,000          3,307,592

          6.55%, 4/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,420,000          8,012,190

          6.75%, 4/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,895,000          4,201,186

          7.375%, 4/1/2026   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,000,000          2,053,520

          Zero Coupon, 4/1/2029  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,075,000          7,712,049

          7.625%, 4/1/2029   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,870,000          7,054,185

          7.45%, 4/1/2032  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,910,000          6,226,953

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)
                                                                                                  Principal

Municipal Bonds (continued)                                                                         Amount             Value
-------------------------------------------------------                                        _____________      _____________

MARYLAND (CONTINUED)

Maryland Economic Development Corp., Revenue:

  (Health and Mental Hygiene Providers Facilities Acquisition Program):

       8.375%, 3/1/2013  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    4,180,000     $    4,605,608

       8.75%, 3/1/2017   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,935,000          5,234,653

   Health Care Facility (Crescent Cities Project) 5.40%, 12/20/2027  . . . . . . . . . .           1,345,000          1,386,628

Maryland Health and Higher Educational Facilities Authority, Revenue:

   (Calvert Memorial Hospital) 5%, 7/1/2028  . . . . . . . . . . . . . . . . . . . . . .           2,000,000          1,966,440

   (College of Notre Dame) 4.65%, 10/1/2023    . . . . . . . . . . . . . . . . . . . . .           1,400,000          1,329,622

   (Johns Hopkins Medicine -- Howard County General Hospital Acquisition) 5%, 7/1/2029 .           4,750,000          4,716,513

   (Memorial Hospital at Easton) 4.70%, 7/1/2019 (Insured; MBIA)O    . . . . . . . . . .           5,550,000          5,353,974

   (Refunding -- Doctors Community Hospital) 5.50%, 7/1/2024   . . . . . . . . . . . . .           9,890,000          9,965,659

   (Refunding -- Helix Health Issue) 5%, 7/1/2027 (Insured; AMBAC)   . . . . . . . . . .           5,500,000          5,462,325

   (Refunding -- Howard County General Hospital) 5.50%, 7/1/2025   . . . . . . . . . . .           2,105,000          2,207,619

   (Refunding -- John Hopkins) 5%, 7/1/2023  . . . . . . . . . . . . . . . . . . . . . .           6,845,000          6,716,109

   (Refunding -- Roland Park Project) 7.75%, 7/1/2012  . . . . . . . . . . . . . . . . .           2,230,000          2,308,206

   (Refunding -- Upper Chesapeake Hospitals):

       5.50%, 1/1/2020 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . .           2,000,000          2,089,360

       5.375%, 1/1/2028 (Insured; FSA)   . . . . . . . . . . . . . . . . . . . . . . . .           1,500,000          1,536,495

   (Union Hospital of Cecil County):

       6.70%, 7/1/2009   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,320,000          2,653,198

       4.75%, 7/1/2013   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,840,000          1,814,074

       5.10%, 7/1/2022   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,500,000          2,451,000

   (University of Maryland Medical Systems) 7%, 7/1/2022 (Insured; FGIC)   . . . . . . .           4,500,000          5,788,665

Maryland Industrial Development Financing Authority, EDR

   (Medical Waste Association) 8.75%, 11/15/2010   . . . . . . . . . . . . . . . . . . .             710,000            720,678

Maryland Local Government Insurance Trust, Capitalization Program, COP

   7.125%, 8/1/2009  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,250,000          3,501,225

Maryland Stadium Authority, Sports Facility LR:

   7.60%, 12/15/2019   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,250,000          5,580,173

   5.80%, 3/1/2026 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .           3,500,000          3,769,570

Montgomery County Housing Opportunities Commission, Revenue:

  Multi-Family Mortgage:

       7.05%, 7/1/2032   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,485,000          2,632,286

       7.375%, 7/1/2032  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,140,000          2,236,557

   Single Family Mortgage:

       7.375%, 7/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,760,000          1,817,552

       6.625%, 7/1/2026  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,015,000          1,099,184

       Zero Coupon, 7/1/2028   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,975,000          8,295,939

Northeast Waste Disposal Authority, Solid Waste Revenue

  (Montgomery County Resource Recovery Project):

       6%, 7/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,690,000          3,015,678

       6.20%, 7/1/2010   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,130,000         14,120,265

       6.30%, 7/1/2016   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,205,000         15,254,607

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)             OCTOBER 31, 1998 (UNAUDITED)
                                                                                                  Principal

Municipal Bonds (continued)                                                                         Amount             Value
-------------------------------------------------------                                        _____________      _____________

MARYLAND (CONTINUED)

Prince Georges County, Refunding:

  Consolidated Public Improvement:

       6.75%, 7/1/2010   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,170,000     $    1,277,921

       4.75%, 4/15/2017 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . .           2,800,000          2,767,716

   Revenue (Dimensions Health Corp.) 5.30%, 7/1/2024   . . . . . . . . . . . . . . . . .           5,000,000          4,954,600

Prince Georges County Housing Authority:

  Mortgage Revenue:

       (Langley Gardens Apartment Project) 5.75%, 8/20/2029 (Collateralized; GNMA)   . .           1,000,000          1,046,190

       (Refunding -- New Keystone Apartment Project) 6.80%, 7/1/2025 (Insured: FHA & MBIA)         4,300,000          4,601,344

       (Refunding -- Riverview Terrace) 6.70%, 6/20/2020 (Collateralized; GNMA)  . . . .           2,000,000          2,182,760

       (Refunding -- Stevenson Apartments Project)
           6.35%, 7/20/2020 (Collateralized; GNMA)   . . . . . . . . . . . . . . . . . .           3,000,000          3,177,300

   SFMR:

       6.60%, 12/1/2025 (Collateralized: FNMA & GNMA)  . . . . . . . . . . . . . . . . .           4,660,000          5,000,180

       5.75%, 8/1/2026 (Collateralized: FNMA & GNMA)   . . . . . . . . . . . . . . . . .           5,000,000          5,198,800

U.S. RELATED--10.8%

Guam Airport Authority, Revenue 6.70%, 10/1/2023 . . . . . . . . . . . . . . . . . . . .          10,000,000         10,951,600

Puerto Rico Commonwealth Aqueduct and Sewer Authority, Revenue, Refunding

   5%, 7/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,870,000         15,717,648

Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue:

   5.40%, 7/1/2006 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,000,000          4,257,040

   5.50%, 7/1/2026 (Insured; MBIA)   . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000,000          1,060,330

Puerto Rico Electric Power Authority, Power Revenue

   5.50%, 7/1/2025 (Insured; MBIA)   . . . . . . . . . . . . . . . . . . . . . . . . . .           3,000,000          3,152,490

                                                                                                                 ______________

TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $298,420,711).......................................                   $317,609,904

                                                                                                                 ______________



Short-Term Municipal Investments--1.5%
-------------------------------------------------------

Maryland;

Northeast Waste Disposal Authority, RRR, Refunding, VRDN

   (Harford County Resource) 2.95% (Insured; AMBAC) (a) (cost $4,965,000)  . . . . . . . .     $    4,965,000    $    4,965,000

                                                                                                                 ______________


TOTAL INVESTMENTS--100.0% (cost $303,385,711)  . . . . . . . . . . . . . . . . . . . . .                99.2%      $322,574,904

                                                                                                      _______    ______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .8%    $     2,508,199

                                                                                                      _______    ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%       $325,083,103

                                                                                                      _______    ______________


DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           LR          Lease Revenue

COP         Certificate of Participation                            MBIA        Municipal Bond Investors Assurance

EDR         Economic Development Revenue                                           Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    MFHR        Multi-Family Housing Revenue

FHA         Federal Housing Administration                          PCR         Pollution Control Revenue

FNMA        Federal National Mortgage Association                   RRR         Resources Recovery Revenue

FSA         Financial Security Assurance                            SFMR        Single Family Mortgage Revenue

GNMA        Government National Mortgage Association                VRDN        Variable Rate Demand Notes

SUMMARY OF COMBINED RATINGS (UNAUDITED)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

______                             _______                           ________________                _________________

AAA                                Aaa                               AAA                                 27.6%

AA                                 Aa                                AA                                   33.2

A                                  A                                 A                                    22.3

BBB                                Baa                               BBB                                   7.2

F1 + & F1                          MIG1, VMIG1 & P1                  SP1 & A1                              1.5

Not Rated (b)                      Not Rated (b)                     Not Rated (b)                         8.2

                                                                                                        _______

                                                                                                         100.0%

                                                                                                        _______

                                                                                                        _______

NOTES TO STATEMENT OF INVESTMENTS:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b)  Securities  which,  while not rated by Fitch, Moody's and Standard & Poor's
     have been   determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

(c)  At  October  31,  1998,  the Fund had $87,655,199 (27.0% of net assets) and
     $108,022,217 (33.2% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects and housing projects, respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES              OCTOBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $303,385,711      $322,574,904

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              991,635

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            4,978,696

                                 Receivable for shares of Beneficial Interest subscribed . .                            450,025

                                 Receivable for investment securities sold . . . . . . . .                              445,176

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               16,078

                                                                                                                 ______________

                                                                                                                    329,456,514

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              156,564

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               94,101

                                 Payable for shares of Beneficial Interest redeemed  . . .                              171,607

                                 Payable for investment securities purchased . . . . . . .                            3,904,542

                                 Accrued expenses and liabilities  . . . . . . . . . . . .                               46,597

                                                                                                                 ______________

                                                                                                                      4,373,411

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $325,083,103

                                                                                                                 ______________



REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $301,074,030

                                 Accumulated net realized gain (loss) on investments . . .                            4,819,879

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                           19,189,194

                                                                                                                 ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $325,083,103

                                                                                                                 ______________

                                                NET ASSET VALUE PER SHARE
                                ------------------------------------------------------------

                                                                               Class A            Class B           Class C

                                                                           ______________      ______________    ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $265,890,298       $  56,530,927      $  2,661,878

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . .         20,071,427           4,266,874           200,784

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . .             $13.25              $13.25            $13.26

                                                                                  _______             _______           _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS         SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                               $  9,502,799

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .         $    884,461

                                 Shareholder servicing costs--Note 3(c)  . . . . .              509,657

                                 Distribution fees--Note 3(b)  . . . . . . . . . .              141,325

                                 Professional fees . . . . . . . . . . . . . . . .               19,830

                                 Custodian fees  . . . . . . . . . . . . . . . . .               17,093

                                 Registration fees . . . . . . . . . . . . . . . .                8,189

                                 Prospectus and shareholders' reports  . . . . . .                7,733

                                 Trustees' fees and expenses--Note 3(d)  . . . . .                1,613

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  913

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                8,461

                                                                                           ____________

                                    Total Expenses . . . . . . . . . . . . . . . .                                  1,599,275

                                                                                                                 ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  7,903,524

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  2,280,971

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .            2,468,007

                                                                                           ____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                  4,748,978

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $12,652,502

                                                                                                                 ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months Ended

                                                                                          October 31, 1998        Year Ended

                                                                                            (Unaudited)         April 30, 1998

                                                                                           _______________        _____________

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $   7,903,524         $ 15,888,933

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . .             2,280,971            4,073,024

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . .             2,468,007            8,042,789

                                                                                            ______________        _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . .            12,652,502           28,004,746

                                                                                            ______________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (6,666,293)         (13,655,457)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,193,783)          (2,196,616)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (43,448)             (36,860)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                (3,083,888)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                  (552,806)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                    (9,259)

                                                                                            ______________        _____________

             Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,903,524)         (19,534,886)

                                                                                            ______________        _____________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,947,891            8,758,816

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,053,246            7,395,511

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               983,852            1,433,134

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,177,724           10,820,042

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               741,268            1,800,125

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                32,468               31,396

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (12,748,772)         (30,922,294)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,171,890)          (5,603,825)

       Class C shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               --                   (54,184)

                                                                                            ______________        _____________

          Increase (Decrease) in Net Assets from Beneficial Interest Transactions  .             6,015,787           (6,341,279)

                                                                                            ______________        _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .            10,764,765            2,128,581

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           314,318,338          312,189,757

                                                                                            ______________        _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $325,083,103         $314,318,338

                                                                                            ______________        _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                      Shares
                                                                                         ________________________________

                                                                                          Six Months Ended

                                                                                          October 31, 1998        Year Ended

                                                                                            (Unaudited)         April 30, 1998
                                                                                           _______________      _____________
CAPITAL SHARE TRANSACTIONS:

  Class A

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         601,318              669,128

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .         316,122              825,979

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (966,014)          (2,367,974)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .        (48,574)            (872,867)

                                                                                               _________          ___________


  Class B

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         533,747              564,406

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .          56,070              137,404

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (164,765)            (428,097)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .         425,052              273,713

                                                                                               _________          ___________


  Class C

  ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          74,376              109,671

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . .           2,545                2,391

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            --                 (4,128)

                                                                                               _________          ___________

                                 Net Increase (Decrease) in Shares Outstanding . . . . .          76,921              107,934

                                                                                               _________          ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                      Class A Shares
                                                       _______________________________________________________________________

                                                 Six Months Ended
                                                 October 31, 1998                       Year Ended April 30,
                                                                      _______________________________________________________

PER SHARE DATA:                                   (Unaudited)      1998          1997         1996         1995         1994

                                                   __________      _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . .     $13.05       $12.70       $12.69       $12.54        $12.46       $13.02

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .33          .67          .68          .67           .70          .73

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .20          .50          .18          .23           .08         (.53)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .53         1.17          .86          .90           .78          .20

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.33)        (.67)        (.68)        (.67)         (.70)        (.73)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . . .           --         (.15)        (.17)        (.08)           --         (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.33)        (.82)        (.85)        (.75)         (.70)        (.76)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $13.25       $13.05       $12.70       $12.69        $12.54       $12.46

                                                      _______      _______      _______      _______       _______      _______


TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       8.17%(2)     9.40%        6.91%        7.24%         6.52%        1.33%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .        .90%(2)      .90%         .90%         .90%          .90%         .80%

   Ratio of net investment income
       to average net assets . . . . . . . . . . .       5.01%(2)     5.12%        5.29%        5.23%         5.69%        5.51%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .10%

   Portfolio Turnover Rate . . . . . . . . . . . .      12.10%(3)    18.12%       43.63%       41.65%        35.39%      (10.27%)

   Net Assets, end of period (000's Omitted) . . .   $265,890     $262,560     $266,658     $283,878      $301,834     $335,518
--------------

(1) Exclusive of sales load.

(2) Annualized.

(3) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                  Class B Shares

                                                   _________________________________________________________________________

                                                 Six Months Ended
                                                 October 31, 1998                        Year Ended April 30,

                                                                      _______________________________________________________

PER SHARE DATA:                                      (Unaudited)     1998        1997         1996          1995         1994

                                                     __________    _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . .     $13.05       $12.70       $12.69       $12.54        $12.46       $13.02

                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . .        .30          .60          .61          .61           .63          .65

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . . . .        .20          .50          .18          .23           .08         (.53)

                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . . . .        .50         1.10          .79          .84           .71          .12

                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . .       (.30)        (.60)        (.61)        (.61)         (.63)        (.65)

   Dividends from net realized gain
       on investments  . . . . . . . . . . . . .           --         (.15)        (.17)        (.08)           --         (.03)

                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . . . .       (.30)        (.75)        (.78)        (.69)         (.63)        (.68)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . .     $13.25       $13.05       $12.70       $12.69        $12.54       $12.46

                                                      _______      _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN(1) . . . . . . . . . . . .       7.62%(2)     8.83%        6.34%        6.66%         5.94%         .75%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . .       1.43%(2)     1.42%        1.43%        1.43%         1.44%        1.37%

   Ratio of net investment income
        to average net assets  . . . . . . . . . .       4.47%(2)     4.59%        4.75%        4.68%         5.13%        4.82%

   Decrease reflected in above expense ratios due
       to undertakings by the Manager  . . . . . .         --           --           --           --           .01%         .08%

   Portfolio Turnover Rate . . . . . . . . . . . .      12.10%(3)    18.12%       43.63%       41.65%        35.39%      (10.27%)

   Net Assets, end of period (000's Omitted) . . .    $56,531      $50.141      $45,329      $41,179       $35,090      $30,527

---------

(1) Exclusive of sales load.

(2) Annualized.

(3) Net annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                             Class C Shares
                                                                             ________________________________________________

                                                                           Six Months Ended

                                                                           October 31, 1998        Year Ended April 30,

                                                                                              _______________________________

PER SHARE DATA:                                                             (Unaudited)     1998        1997         1996(1)

                                                                             _________    _______      _______       _______

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . .    $13.06       $12.71       $12.69        $12.67

                                                                             _______      _______      _______       _______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . . . . . . . . . . . . .      .28           .57          .58           .41

   Net realized and unrealized gain (loss) on investments  . . . . . . . .      .20           .50          .19           .10

                                                                             _______      _______      _______       _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .      .48          1.07          .77           .51

                                                                             _______      _______      _______       _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . .      (.28)        (.57)        (.58)         (.41)

   Dividends from net realized gain on investments . . . . . . . . . . . .        --         (.15)        (.17)         (.08)

                                                                             _______      _______      _______       _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .      (.28)        (.72)        (.75)         (.49)

                                                                             _______      _______      _______       _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .    $13.26       $13.06       $12.71        $12.69

                                                                             _______      _______      _______       _______


TOTAL INVESTMENT RETURN (2). . . . . . . . . . . . . . . . . . . . . . . .      7.36%(3)     8.55%        6.16%         5.57%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . .      1.67%(3)     1.67%        1.64%         1.80%(3)

   Ratio of net investment income to average net assets  . . . . . . . . .      4.17%(3)     4.29%        4.47%         4.59%(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . .     12.10%(4)    18.12%       43.63%        41.65%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . .    $2,662       $1,618         $202           $27

---------

(1)  From August 15, 1995 (commencement of initial offering) to April 30, 1996.

(2)  Exclusive of sales load.

(3)  Annualized.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier State Municipal Bond Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified open-end management investment company, and operates as a series company currently offering thirteen series including the Maryland Series (the "Fund"). The Fund's investment objective is to maximize current income exempt from Federal and, where applicable, from State income taxes, without undue risk. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A, Class B and Class C shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $11,633 during the period ended October 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the"Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of the borrowings. During the period ended October 31, 1998, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $000 during the period ended October 31, 1998, from commissions earned on sales of the Fund's shares.

  (B) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of
Class C shares. During the period ended October 31, 1998, Class B and Class C shares were charged $133,508 and $7,817, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1998, Class A, Class B and Class C shares were charged $332,668, $66,754 and $2,606, respectively, pursuant to the Shareholder Services Plan.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND, MARYLAND SERIES
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1998, the Fund was charged $70,668 pursuant to the transfer agency agreement.

  (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1998 amounted to $41,634,059 and $37,949,198, respectively.

  At October 31, 1998, accumulated net unrealized appreciation on investments was $19,189,193, consisting of $20,484,847 gross unrealized appreciation and $1,295,654 gross unrealized depreciation.

  At October 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

  (


DREYFUS PREMIER STATE MUNICIPAL

BOND FUND, MARYLAND SERIES

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                         052/616SA9810

                              SEMI-ANNUAL REPORT
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                             DREYFUS PREMIER STATE

                              MUNICIPAL BOND FUND

                                MARYLAND SERIES
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                               OCTOBER 31, 1998